Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax expense
Current income tax	$ (7,904)	$ (9,658)	$ (6,892)
Deferred income tax	(7,599)	(4,617)	(8,444)
Total income tax (expenses)	$ (15,503)	$ (14,275)	$ (15,336)